UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  09/30/1999

Check here if Amendment  [   ]; Amendment Number:
This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             INTEGRAL CAPITAL MANAGEMENT II, L.P.
Address:          2750 Sand Hill Road
                  Menlo Park
                  California  94025

13F File Number:  028-05148

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Pamela K. Hagenah
Title:            General Partner
Phone:            650-233-0360

Signature, Place and Date of signing:

                  Pamela K. Hagenah   Menlo Park, California  November 12, 1999
                  [Signature]         [City, State]           [Date]

Report type (Check only one.):

[X]               13F HOLDINGS REPORT.

[ ]               13F NOTICE.

[ ]               13F COMBINATION REPORT.

List of Other Mangers Reporting for this Manger:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SEPCIAL ELECTRONIC FILING INSTRUCTIONS Continued

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   -0-

Form 13F Information Table Total:                    5

Form 13F Information Table Value Total:              34,285
         (thousands)

List of Other Included Managers:

  No.  13 F File Number    Name

  NONE

                                                            FORM 13F
                                NAME OF REPORTING MANAGER - INTEGRAL CAPITAL MANAGEMENT II, L.P.

                                                          AS OF 9/30/99

                                                                                                                 Voting Authority
                                                                                                                 ----------------
                             Title of                   Value        Shares/   Sh/  Put/  Invstmt
      Name of Issuer         class       CUSIP          (x$1000)     Prn Amt   Prn  Call  Dscretn Managers      Sole   Shared   None
CORSAIR COMMUNICATIONS INC   COMM STK    220406102        2,932       415,084  SH         SOLE                 415,084    0       0
HEARTPORT INC                COMM STK    421969106        2,190       480,000  SH         SOLE                 480,000    0       0
MAPINFO CORP                 COMM STK    565105103        2,385       125,501  SH         SOLE                 125,501    0       0
PHARMACYCLICS INC            COMM STK    716933106        3,204        78,394  SH         SOLE                  78,394    0       0
PIVOTAL CORP                 COMM STK    72581R106       24,223     1,350,415  SH         SOLE               1,350,415    0       0

GRAND TOTAL                                              34,933